TAXATION - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Provision for income taxes on earnings
Current:			$ (13)	$ 34
Provision for income tax expenses	$ (13)	$ 34	$ (13)	$ 34